Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	Jun. 11, 2014
SPDR MSCI Germany Quality Mix ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR MSCI Germany Quality Mix ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR MSCI Germany Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Germany.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the MSCI Germany Quality Mix A-Series Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the equity market performance of publicly-traded companies domiciled in Germany and aims to represent the performance of a combination of three factors — value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Germany Value Weighted Index, the MSCI Germany Quality Index, and the MSCI Germany Minimum Volatility Index (each, a “Component Index”). If the MSCI Germany Minimum Volatility Index is not available due to the concentrated nature of its underlying parent index (for example, in the event of a low number of stocks or where a relatively few number of constituents constitutes a large proportion of index weight), the MSCI Germany Minimum Volatility Index is replaced with the MSCI Germany Risk Weighted Index (if used to replace the MSCI Germany Minimum Volatility Index, also a “Component Index”) and the Index is an equal weighted combination of the MSCI Germany Value Weighted Index, the MSCI Germany Quality Index and the MSCI Germany Risk Weighted Index. The Index Provider (defined below) determines if such replacement is necessary and reviews the MSCI Germany Minimum Volatility Index for viability on a regular basis. The MSCI Germany Value Weighted Index includes publicly-traded companies domiciled in Germany, weighted to emphasize stocks with lower valuations, by giving higher index weight to stocks with higher values of fundamental variables such as sales, earnings, cash earnings and book value. The MSCI Germany Quality Index includes publicly-traded companies domiciled in Germany, weighted to emphasize stocks with historically high return on equity, stable year-over-year earnings growth, and low financial leverage. The MSCI Germany Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to publicly-traded companies domiciled in Germany and is weighted to provide the lowest absolute risk within a given set of constraints. The MSCI Germany Risk Weighted Index includes publicly-traded companies domiciled in Germany, and reweights the constituents so that stocks with lower volatility, measured as variance of three year historical returns, are given higher index weight. Each Component Index is attributed equal weight (1/3) at each rebalancing. All constituents of each Component Index are included in the Index. The weight of each security in the Index is determined based on 1) the security’s weight in each underlying Component Index and 2) the weight of each underlying Component Index in the Index. The Index is then subject to the MSCI A-Series Index Methodology. The MSCI A-Series Index Methodology first seeks to ensure the Index includes at least 25 constituents. In the event the Index does not contain at least 25 constituents, the Index is supplemented by including constituents of the MSCI Germany Small Cap Index, selected in decreasing order based on full market capitalization, until the target of 25 constituents is reached. The MSCI A-Series Index Methodology then applies the MSCI 25/50 Index Methodology, which aims to reflect 5/25/50 weight constraints (i.e., no issuer has a weight above 25%, and the sum of weights of all issuers with weights above 5% does not exceed 50%). The Index is rebalanced semi-annually, usually as of the close of the last business day of May and November, coinciding with the semi-annual index reviews of each Component Index. As of May 31, 2014, the Index was comprised of 54 securities.

The Index is sponsored by MSCI (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
PASSIVE STRATEGY/INDEX RISK:  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.
INDEX TRACKING RISK:  While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
EQUITY INVESTING RISK:  The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
FOREIGN INVESTMENT RISK:  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and ADRs and GDRs, many of which are issued by companies in emerging markets, may be more volatile.
GEOGRAPHIC RISK:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.
GERMANY:  Because the Fund invests primarily in the securities of companies in Germany, the Fund’s performance is expected to be closely tied to the social, political, and economic conditions within that country, and its exposure to related risks could make its performance more volatile than the performance of more geographically diversified funds. The German economy, along with certain other European Union (the “EU”) economies, experienced a significant economic slowdown during the recent financial crisis. Recently, new concerns have emerged in relation to the economic health of the EU. These concerns have led to tremendous downward pressure on certain financial institutions, including German financial services companies. During the recent European debt crisis, Germany played a key role in stabilizing the euro. However, such efforts may prove unsuccessful, and any ongoing crisis may continue to significantly affect the economies of every country in Europe, including Germany. Germany has an export dependent economy and therefore relies heavily on trade with key trading partners, including the United States, France, Italy and other European countries. Germany is dependent on the economies of these other countries and any change in the price or demand for German exports may have an adverse impact on its economy. In addition, heavy regulation of labor and product markets in Germany may have an adverse effect on German issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession.
CONSUMER DISCRETIONARY SECTOR RISK:  The success of consumer product manufacturers and retailers is tied closely to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.
INDEX CONSTRUCTION RISK:  A stock included in the Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.
VALUE RISK:  A “value” style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.
LOW VOLATILITY RISK:  Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a fund that invests in low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.
QUALITY RISK:  A “quality” style of investing emphasizes companies with high returns, stable earnings, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market.
NON-DIVERSIFICATION RISK:  The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
NON-DIVERSIFICATION RISK:  The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
SPDR MSCI Germany Quality Mix ETF | SPDR MSCI Germany Quality Mix ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.30%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.30%
YEAR 1	rr_ExpenseExampleYear01	$ 31
YEAR 3	rr_ExpenseExampleYear03	$ 97

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.